Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Disclosure of financial assets [abstract]
Allowance for credit losses for debt securities measured at FVOCI	$ 18	$ 22